Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of other financial liabilities

	2020	2019

Structured financing (i)	874,771	—
Contingent consideration (ii)	462,000	—
Foreign exchange portfolio	70,208	8,962
Credit cards operations (iii)	50,727	—
Financial bills (iii)	16,389	—
Others	40,079	—
Total	1,514,174	8,962

Current	1,035,785	8,962
Non-current	478,389	8,962

(i)	Financing for maintenance of financial assets required to perform financial transactions.
(ii)
Contractual contingent considerations mostly associated to the investment acquisition of WHG, as described in Note 15. The contingent consideration arrangement requires that the Company pay the selling shareholders an amount principally associated to the performance (net income without dividends). The maturity of the total contingent consideration payment is up to 6 years and the contractual maximum amount payable is R$653,222 (the minimum amount is zero).

(iii)	Related to operations of Banco XP S.A.